Investment Securities (Net Realized Gains (Losses) on Sales of Equity Securities and Net Unrealized Gains (Losses) on Equity Securities still held) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Investments, Debt and Equity Securities [Abstract]
Net losses recognized during the period	¥ (278,746) [1]
Net losses recognized during the period on equity securities sold during the period	(3,303)
Net unrealized losses recognized during the reporting period still held at the reporting date	¥ (275,443)

[1]	Included in Investment securities gains (losses)-net.